Consolidated Balance Sheets (unaudited) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 12,218	$ 8,889
Restricted cash	50	1,550
Accounts receivable trade, net	2,037	3,626
Inventories	6,744	4,797
Prepaid expenses and other current assets	1,041	636
Deferred voyage expenses	161	0
Total current assets	22,251	19,498
Fixed assets:
Vessels, net	249,344	254,730
Other fixed assets, net	554	0
Right of use asset - leases	626	0
Total fixed assets	250,524	254,730
Other non-current assets:
Deposits assets, non-current	1,325	0
Deferred charges, non-current	432	846
Restricted cash, non-current	730	600
Other non-current assets	30	31
TOTAL ASSETS	275,292	275,705
Current liabilities:
Current portion of long-term debt and other financial liabilities, net of deferred finance costs	21,779	19,216
Current portion of convertible promissory notes	200	0
Trade accounts and other payables	10,198	8,778
Due to related parties	7,896	0
Accrued liabilities	3,955	4,725
Lease liability	36	0
Deferred revenue	4,641	1,741
Total current liabilities	48,705	34,460
Non-current liabilities:
Long-term debt and other financial liabilities, net of current portion and deferred finance costs	177,244	175,805
Due to related parties, non-current	11,450	17,342
Long-term portion of convertible promissory notes	8,669	6,785
Lease liability, non-current	590	0
Total liabilities	246,658	234,392
Commitments and contingencies
STOCKHOLDERS EQUITY
Preferred stock, $0.0001 par value; 25,000,000 shares authorized; none issued	0	0
Common stock, $0.0001 par value; 500,000,000 authorized shares as at June 30, 2018 and December 31, 2017; 38,219,014 and 36,979,346 shares issued and outstanding as at June 30, 2018 and December 31, 2017, respectively	3	3
Additional paid-in capital	383,938	383,007
Accumulated deficit	(355,307)	(341,697)
Total Stockholders' equity	28,634	41,313
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY	$ 275,292	$ 275,705